SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 49,139	$ 50,260	$ 69,391
Gross profit	10,767	4,066	21,426
MMP SoC for portable media players [Member]
Segment Reporting Information [Line Items]
Revenue	49,048	50,143	69,256
Gross profit	10,715	3,995	21,349
Testing solutions [Member]
Segment Reporting Information [Line Items]
Revenue	91	117	135
Gross profit	$ 52	$ 71	$ 77